                    METLIFE INSURANCE COMPANY OF CONNECTICUT
              METLIFE OF CT FUND UL III FOR VARIABLE LIFE INSURANCE

     CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV POLICY ("COLI IV")

                         Supplement dated July 17, 2008

           To the Prospectuses dated April 28, 2008 (as supplemented)

The following information supplements, and to the extent inconsistent therewith, replaces the information contained in the variable life insurance policy prospectuses listed above. Please retain this supplement and keep it with the prospectus for future reference.

The Monitored Portfolios listed in the second paragraph of the Market Timing/ Excessive Trading sub-section of the Transfer Section of the prospectus is deleted and replaced with the following:

AIM V.I. Global Real Estate Fund
AIM V.I. International Growth Fund
AllianceBernstein Global Technology Portfolio
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds High-Income Bond Fund
American Funds International Fund
American Funds New World Fund
Delaware VIP Small Cap Value Series
Dreyfus Variable Investment Fund Developing Leaders Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Franklin Small-Mid Cap Growth Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Income Securities Fund
Janus Aspen Series Global Life Sciences Portfolio
Janus Aspen Series Global Technology Portfolio
Janus Aspen Series International Growth Portfolio
Legg Mason Partners Variable Global High Yield Bond Portfolio
Legg Mason Partners Variable Strategic Bond Portfolio
MIST BlackRock High Yield Portfolio
MIST Clarion Global Real Estate Portfolio
MIST Harris Oakmark International Portfolio
MIST Loomis Sayles Global Markets Portfolio
MIST Lord Abbett Bond Debenture Portfolio
MIST Met/AIM Small Cap Growth Portfolio
MIST MFS(R) Emerging Markets Equity Portfolio
MIST Pioneer Strategic Income Portfolio
MIST Third Avenue Small Cap Value Portfolio
MSF Julius Baer International Stock Portfolio
MSF Morgan Stanley EAFE(R) Index Portfolio
MSF Oppenheimer Global Equity Portfolio
MSF Russell 2000(R) Index Portfolio
Oppenheimer Main Street Small Cap Fund(R)/VA
Pioneer Emerging Markets VCT Portfolio
Putnam VT International Growth and Income Fund
Royce Micro-Cap Portfolio
Royce Small-Cap Portfolio